Hedge Accounting - Schedule of Gains (or Losses) of Effective and Ineffective of Strategies of Hedge (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	R$ (2,164)	R$ (2,078)
Ineffective portion	159	8
Cash flow hedges [member] | Interest rate futures [member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(2,127)	(2,051)
Ineffective portion	152	10
Cash flow hedges [member] | Foreign exchange option1 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(6)
Cash flow hedges [member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(31)	(27)
Ineffective portion	7	(2)
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(5,507)	(4,452)
Ineffective portion	5	(132)
Hedges of net investment in foreign operations [member] | Forward contract [member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	623	683
Ineffective portion	38	(48)
Hedges of net investment in foreign operations [member] | DDI futures contracts [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(7,501)	(7,490)
Ineffective portion	(41)	(51)
Hedges of net investment in foreign operations [member] | Non deliverable forward contract [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	1,411	2,312
Ineffective portion	9	(35)
Hedges of net investment in foreign operations [member] | Financial assets held for hedging[Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	(40)	43
Ineffective portion	(2)	2
Fair value hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	105	(90)
Ineffective portion	(6)	(6)
Fair value hedges [member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Accumulated effective portion	105	(90)
Ineffective portion	R$ (6)	R$ (6)